Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Interest-earning deposits with banks and other cash and cash equivalents	$ 2,513,159	$ 2,977,667
Federal funds sold and securities purchased under resale agreements	24,546	16,320
Total cash, cash equivalents, and restricted cash	2,537,705	2,993,987
Investment securities held to maturity	2,409,184	2,581,469
Investment securities available for sale	7,411,072	7,551,018
Loans held for sale (includes $36,593 and $33,448, measured at fair value, respectively)	106,221	90,111
Loans, net of deferred fees and costs	44,625,627	42,609,028
Allowance for loan losses	(477,934)	(486,845)
Loans, net	44,147,693	42,122,183
Cash surrender value of bank-owned life insurance	941,448	1,139,988
Premises, equipment and software, net	377,940	383,724
Goodwill	480,440	480,440
Other intangible assets, net	23,809	34,318
Other assets	2,923,325	2,856,406
Total assets	61,358,837	60,233,644
Deposits:
Non-interest-bearing deposits	11,201,939	11,596,119
Interest-bearing deposits	40,121,983	39,499,240
Total deposits	51,323,922	51,095,359
Federal funds purchased and securities sold under repurchase agreements	48,848	131,728
Long-term debt	2,456,442	1,733,109
Other liabilities	1,516,218	2,007,197
Total liabilities	55,345,430	54,967,393
Shareholders’ Equity
Preferred stock - no par value; authorized 100,000,000 shares; issued 22,000,000	537,145	537,145
Common stock - $1.00 par value; authorized 342,857,142 shares; issued 172,814,570 and 172,185,507, respectively; outstanding 138,893,470 and 141,165,908, respectively	172,815	172,186
Additional paid-in capital	4,008,677	3,986,729
Treasury stock, at cost; 33,921,100 and 31,019,599 shares, respectively	(1,359,054)	(1,216,827)
Accumulated other comprehensive income (loss), net	(628,261)	(970,765)
Retained earnings	3,261,845	2,736,089
Total Synovus Financial Corp. shareholders’ equity	5,993,167	5,244,557
Noncontrolling interest in subsidiary	20,240	21,694
Total equity	6,013,407	5,266,251
Total liabilities and shareholders' equity	$ 61,358,837	$ 60,233,644